Finance Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Finance Assets, Net [Abstract]
Schedule Of PMCC Leveraged Lease Charge

(in millions)	Net Revenues	Provision for Income Taxes	Total
Reduction to cumulative lease earnings	$490	$(175)	$315
Interest on tax underpayments		312	312

Total	$490	$137	$627

Summary Of Net Investments In Finance Leases

	Leveraged Leases		Direct Finance Leases		Total
(in millions)	2011	2010	2011	2010	2011	2010
Rents receivable, net	$3,926	$4,659	$162	$207	$4,088	$4,866
Unguaranteed residual values	1,306	1,327	86	87	1,392	1,414
Unearned income	(1,692)	(1,573)	(2)	(3)	(1,694)	(1,576)

Investments in finance leases	3,540	4,413	246	291	3,786	4,704
Deferred income taxes	(2,793)	(3,830)	(107)	(130)	(2,900)	(3,960)

Net investments in finance leases	$747	$583	$139	$161	$886	$744

Finance Assets, Net (Schedule Of Leveraged And Direct Finance Rents Receivable)

(in millions)	Leveraged Leases	Direct Finance Leases	Total
2012	$108	$45	$153
2013	158	45	203
2014	243	45	288
2015	335		335
2016	149		149
Thereafter	2,933	27	2,960

Total	$3,926	$162	$4,088

Schedule Of Allowance For Losses On Finance Assets

(in millions)	2011	2010	2009
Balance at beginning of year	$202	$266	$304
Increase to allowance	25		15
Amounts written-off		(64)	(53)

Balance at end of year	$227	$202	$266

Schedule Of Credit Quality Of Investments In Finance Leases

(in millions)	2011	2010
Credit Rating by Standard & Poor's/Moody's:
"AAA/Aaa" to "A-/A3"	$1,570	$2,343
"BBB+/Baa1" to "BBB-/Baa3"	1,080	1,148
"BB+/Ba1" and Lower	1,136	1,213

Total	$3,786	$4,704